BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
BORROWINGS
Borrowings	$ 35,925	$ 35,997
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016
BORROWINGS
Borrowings	35,000	35,000
Interest rate on note (as a percent)	1.82%
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016 | Mortgage related and municipal securities
BORROWINGS
Securities pledged as collateral, amortized cost	6,770
Securities pledged as collateral, fair value	7,136
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016 | Federal Home Loan Bank stock
BORROWINGS
Stock owned and pledged as collateral	3,060
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016 | One to four family residential real estate
BORROWINGS
Loans pledged as collateral	42,231
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024, interest payable at 1%
BORROWINGS
Borrowings	925	997
Interest rate on note (as a percent)	1.00%
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024, interest payable at 1% | First Rural Relending
BORROWINGS
Loans pledged as collateral	152
Demand deposit account pledged as collateral	$ 857